Major Customers and Suppliers	6 Months Ended
Jun. 30, 2024
Major Customers and Suppliers [Abstract]
MAJOR CUSTOMERS AND SUPPLIERS

16. MAJOR CUSTOMERS AND SUPPLIERS

The Company has derived a substantial portion of its revenue from sales to a limited number of customers. Sales to BitFuFu’s top three customers contributed 29% and 24% of its total revenue for the six months ended June 30, 2024 and 2023, respectively. Although the Company continually seeks to diversify its customer base, it cannot assure you that the proportion of revenue contribution from its major customers to its total revenue will decrease in the future. Dependence on a limited number of major customers to its total revenue exposes the Company to risks of substantial losses if any of them reduces or ceases business collaboration with the Company.

Concentration of credit risk

The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue for the six months ended June 30, 2024 and 2023:

	For the Six Months Ended June 30,
	2024	2023
Customer A	13%	16%
Customer B	9%	*
Customer C	7%	-

*	Less than 5%

Supplier concentration

The Company relies on a limited number of suppliers to provide it with digital asset mining equipment and hosting facilities at economical prices. For the six months ended June 30, 2024 and 2023, the Company’s purchases from its largest supplier accounted for 37% and 71% of its total cost of revenue, respectively.

The below table represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:

	For the Six Months Ended June 30,
	2024	2023
Supplier A	37%	71%
Supplier B	35%	*
Supplier B	11%	12%

*	Less than 5%